CRYPTOCURRENCY ASSETS	12 Months Ended
Dec. 31, 2024
CRYPTOCURRENCY ASSETS
CRYPTOCURRENCY ASSETS

7.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group’s continuing operations as of December 31, 2023 and 2024. The movement of cryptocurrencies was as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balance	16,859	5,612	7,625
Cumulative effect upon adoption of ASU 2023-08	—	—	854
Cryptocurrencies mined from mining business	40,561	21,601	17,092
Deposits received from customers of mining data center	2,192	—	442
Deposits returned to customers of mining data center	—	(71)	(1,194)
Payment of service expense and long-lived assets	(6,939)	(13,810)	(148)
Disposal of cryptocurrency assets*	(41,264)	(31,601)	(32,995)
Utility fee received from customers of mining data center	3,658	13,901	11,480
Cryptocurrencies purchased using fiat currency	—	13,381	2,258
Cryptocurrencies collected from derivative contracts	—	9,500	23,109
Cryptocurrencies paid to derivative contracts	—	(8,560)	(22,265)
Changes in fair value of cryptocurrency assets	—	—	3,203
Changes in fair value of payables settled by cryptocurrency assets	—	—	37
Cryptocurrencies collected from short-term investments**	—	—	5,506
Cryptocurrencies paid to short-term investments**	—	—	(5,350)
Cryptocurrency transferred from discontinued operation to continuing operations	—	—	3,064
Cryptocurrencies received in connection with the disposal of discontinued operation	—	—	1,000
Cryptocurrencies paid in connection with asset acquisition	—	—	(2,265)
Cryptocurrencies received from disposal of property and equipment	—	—	42
Impairment of cryptocurrency assets	(9,396)	(2,359)	—
Advances received from customer for hash calculation rental services	—	—	1,057
Cryptocurrencies paid to purchase mining machines	—	—	(2,752)
Cryptocurrencies paid to settle hosting arrangement	—	—	(229)
Others	(59)	31	10
Ending balance of cryptocurrency assets, net	5,612	7,625	9,581

*     In January 2022, the Company entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to approximately US$6,306, which was 65% of the current fair market value of 4,000 Ethereum, with a fixed interest rate of 3.25% per annum. In June 2022, the loan has been fully settled by rendering the pledged Ethereum to the lender. Disposal of cryptocurrencies for the year ended December 31, 2022 included the carrying amount of the pledged Ethereum of US$9,628 rendered to the lender and the Group recorded a loss on disposal of cryptocurrencies in the amount of approximately US$3,322.

From June to October 2023, the Company entered into several collar agreements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. Pursuant to the arrangements, the Company transferred in total of 3,200 Ethereum and 40 Bitcoins to the counterparty and received USDT and USDC equal to 70% of the initial notional amount of the Ethereum and Bitcoins at the agreement date. Disposal of cryptocurrency assets for the year ended December 31, 2023 included the net effect of the carrying amount of the Ethereum and Bitcoins transferred to the counterparty of US$4,650 and the fair value of the USDT and USDC received of US$5,015. The Group also recorded a gain on disposal of cryptocurrencies related to the transfer of the Ethereum in the amount of US$2,344.

7.    CRYPTOCURRENCY ASSETS (continued)

**   From January to November 2024, the Group invested in several wealth management products with payments and collections in USDT. All such products were redeemed at their respective net asset values as of December 31, 2024. The Group recorded a gain from such short-term investments in the amount of US$156.

The following table summarizes the units, cost basis, and fair value of cryptocurrency assets:

	December 31, 2024
	Units	Cost Basis	Fair Value
Ethereum	1,246	3,415	4,181
Dogecoin	7,605,910	2,915	2,383
Bitcoin	19	1,473	1,831
USDT	932,333	932	932
Litecoin	1,770	192	176
Other cryptocurrency assets*		58	78
		8,985	9,581

* Includes various other cryptocurrency asset balances, none of which individually represented more than 1% of total cryptocurrency assets as of December 31, 2024.